Cover	Sep. 19, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K filed by NextNav Inc. on September 25, 2025 (the “Original Report”) to provide supplemental disclosures. Except as provided herein, the disclosures in the Original Report remain unchanged.
Document Period End Date	Sep. 19, 2025
Entity Registrant Name	NEXTNAV INC.
Entity Central Index Key	0001865631
Entity File Number	001-40985
Entity Tax Identification Number	87-0854654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
City Area Code	800
Local Phone Number	775-0982
Entity Address, Postal Zip Code	20190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NN
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of Common Stock
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	NNAVW
Security Exchange Name	NASDAQ